LEASES (Details - Operating lease asset and liability) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating Lease, Right-of-Use Asset	$ 0	$ 37
Current portion	0	37
Non-current portion	0	0
Total operating lease liabilities	$ 0	$ 37